Subsequent Events (Details) $ in Thousands, ₪ in Millions	Apr. 02, 2023 USD ($)	Sep. 09, 2024 ILS (₪)
Subsequent Events [Line Items]
Sale of shares	$ 723
Paid monthly installment	$ 138
Consideration amount (in New Shekels) | ₪		₪ 1.2